Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Property and equipment, net	$ 26,771	$ 22,777
Laboratory and manufacturing equipment
Property, plant and equipment
Property and equipment, net	6,047	4,456
Furniture and fixtures
Property, plant and equipment
Property and equipment, net	790	998
Computer equipment and software
Property, plant and equipment
Property and equipment, net	139	232
Leasehold improvements
Property, plant and equipment
Property and equipment, net	11,679	13,239
Construction in progress [member]
Property, plant and equipment
Property and equipment, net	$ 8,116	$ 3,852